Joint Ventures	6 Months Ended
Jun. 30, 2025
Joint Venture Formation [Abstract]
Joint Ventures

10. Joint Ventures

On January 18, 2024, Heidmar Investments LLC, a subsidiary of HMI, entered into a joint venture agreement with Bainbridge Navigation Pte. Ltd. (“Bainbridge”) based on which a new company named BH Cape Holdings Pte. Ltd. (“BH Cape Holdings”) was formed equally owned by Bainbridge and Heidmar Investments LLC. Bainbridge is a company incorporated under the laws of Singapore engaging in the chartering of dry bulk vessels worldwide.

The shares of BH Cape Holdings were issued with no par value. For the year ended December 31, 2024, an amount of $2,428,973 was contributed to BH Cape Holdings by the Company. The newly formed company operates in the commercial management of bulk carrier vessels worldwide. Under the joint venture agreement Heidmar Investments LLC and Bainbridge each have a 50% share in the net results of BH Cape Holdings. The board of BH Cape Holdings comprises of four directors, two directors from each of HMI and Bainbridge. Following the joint venture agreement, BH Cape Holdings meets the definition of a joint venture in accordance with the provisions of the ASC 323-10, “Investments—Equity Method and Joint Ventures”. Heidmar Inc. exercises joint control over BH Cape Holdings since all strategic decisions, including the approval of the budget, require the unanimous approval and consent of all four directors of BH Cape Holdings.

BH Cape Holdings had operations during the period ended June 30, 2025 and the Company recognized a share of loss amounting to $78,210, presented under “Share of loss from joint venture” in the unaudited interim condensed consolidated statement of operations, representing the share of the joint venture’s net loss, based on the Company’s relative holding. As of June 30, 2025, the carrying amount of the investment in this joint venture is $47,773. This amount represents the outstanding balance of the Company’s contributions to fund the operations of BH Cape Holdings of $2,485,383, partially offset by the aggregate accumulated share of loss from the joint venture of $937,610 and to a repayment of $1,500,000 to the Company and is included in “Investment in joint venture” in the unaudited interim condensed consolidated balance sheet.

The summarized financial information presented in the following table presents the joint venture on a 100% basis.

Summarized Balance sheet	June 30, 2025
Assets
Cash and cash equivalents	80,983
Other current assets	307,202
Total Current Assets	388,185
Total Assets	388,185
Shareholders’ Equity
Additional paid-in capital	2,038,565
Accumulated losses	(1,875,220)
Total Shareholders’ Equity	163,345
Liabilities
Accounts payable and accrued expenses	224,840
Total Current Liabilities	224,840
Total Liabilities	224,840
Total Liabilities and Shareholders’ Equity	388,185

Summarized Statement of Income	Six Month Period Ended June 30, 2025
Voyage and time charter revenues	2,355,919
Charter-in expenses	(401,162)
Voyage expenses	(1,984,012)
General and administrative expenses	(115,016)
Loss on freight forward agreements	(12,271)
Other expenses, net	122,00
Loss for the period	(156,420)